Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2012	2013
Finished products	498,430	489,519
Work in process	88,236	85,631
Raw materials, purchased components and supplies	120,386	134,904

	707,052	710,054